Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables And Accruals [Abstract]
Summary of Accrued Expenses

Accrued expenses are summarized as follows:

	December 31,
	2014	2013
Accrued payroll	$1,802,756	$1,131,880
Other accrued expenses	383,679	259,018
Other accrued interest	22,500	307,064
Accrued marketing	127,028	—
Accrued freight	97,561	166,472
Accrued chiller maintenance	349,792	43,047
Accrued sales and use tax	155,000	—
	$2,938,316	$1,907,481